Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 15: TRANSACTIONS WITH RELATED PARTIES

The Navios Holdings Credit Facilities: On September 19, 2016, Navios Acquisition entered into a $70,000 secured loan facility with Navios Holdings. The loan facility is secured by all of Navios Holdings’ interest in Navios Acquisition and 78.5% of Navios Holdings’ interest in Navios South American Logistics Inc. “Navios Logistics”, representing a majority of the shares outstanding of Navios Logistics. The secured loan facility provided for an arrangement fee of $700, is available for up to five drawings and has a fixed interest rate of 8.75% with a maturity date of November 15, 2018. On November 3, 2017, Navios Holdings prepaid in full the outstanding amount with a payment of $55,132. The prepayment amount consisted of the $50,000 drawn under the facility and $5,132 of accrued interest. As of December 31, 2017 and December 31, 2016, the outstanding receivable balance of $0 and $50,661, respectively, consisted of the drawdown of $50,000 on September 20, 2016 net of the arrangement fee, upon deduction of the applicable expenses for the origination of the loan facility and the accrued interest of $1,240, respectively, included in the consolidated balance sheets under “Due from related parties, long-term”. The arrangement fee was deferred and amortized using the effective interest rate method. Total interest income, including amortization of deferred fees, for the year ended December 31, 2017 and December 31, 2016 amounted to $4,471 and $1,319, respectively.

In March 2016, Navios Acquisition entered into the $50,000 Revolver with Navios Holdings, which was available for multiple drawings up to a limit of $50,000. The Revolver had a margin of LIBOR plus 300bps and a maturity until December 2018. On April 14, 2016, Navios Acquisition and Navios Holdings announced that the Revolver was terminated. No borrowings had been made under the Revolver.

On November 11, 2014, Navios Acquisition entered into a short term credit facility with Navios Holdings pursuant to which Navios Acquisition may borrow up to $200,000 for general corporate purposes. The loan provided for an arrangement fee of $4,000 and bore a fixed interest of 600 bps. On November 13, 2014, the Company drew an amount of $169,650 from the facility. The facility matured and was fully repaid by December 29, 2014.

In 2010, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings, which matured in December 2015. The facility was available for multiple drawings up to a limit of $40,000 and had a margin of LIBOR plus 300 basis points. As of its maturity date, December 31, 2015, all amounts drawn had been fully repaid.

Management fees: Pursuant to the Management Agreement dated May 28, 2010 and as amended in May 2012 and May 2014, the Manager provided commercial and technical management services to Navios Acquisition’s vessels for a fixed daily fee of: (a) $6.0 per MR2 product tanker and chemical tanker vessel; (b) $7.0 per LR1 product tanker vessel; and (c) $9.5 per VLCC, through May 2016.

Pursuant to an amendment to the Management Agreement dated as of May 19, 2016, Navios Acquisition fixed the fees for commercial and technical ship management services of its fleet for two additional years from May 29, 2016, through May 2018, at a daily fee of: (a) $6.35 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) $9.5 per VLCC.

Dry docking expenses are reimbursed by Navios Acquisition at cost.

Total management fees for each of the years ended December 31, 2017, 2016 and 2015 amounted to $94,973, $97,866 and $95,336, respectively.

Included in direct vessel expenses is an amount of $730 for the year ended December 31, 2016, that was incurred for specialized work performed in connection with certain vessels of our fleet.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020.

For each of the years ended December 31, 2017, 2016 and 2015 the expense arising from administrative services rendered by Navios Holdings amounted to $9,000, $9,427 and $7,608, respectively.

Balance due from related parties (excluding Navios Europe I, Navios Europe II and Navios Holdings Credit Facility): Balance due from related parties as of December 31, 2017 and December 31, 2016 was $18,036 and $25,760, respectively, and included the short-term and long-term amounts due from Navios Holdings and Navios Midstream. The balances mainly consisted of administrative expenses and special survey and dry docking expenses for certain vessels of our fleet, as well as management fees, in accordance with the Management Agreement.

Balance due to related parties, short-term: Amounts due to related parties, short-term as of December 31, 2017 and December 31, 2016 was $17,107 and $0, respectively, and mainly consisted of backstop commitments and other payables to Navios Midstream. In the first quarter of 2018, Navios Acquisition paid to Navios Midstream the amount of $16,391 concerning the backstop commitment.

Omnibus Agreements

Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries will grant to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition will agree (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.

Navios Containers Omnibus Agreement: In connection with the Navios Maritime Containers Inc. (“Navios Containers”) private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Acquisition entered into an omnibus agreement with Navios Containers, Navios Midstream, Navios Holdings and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream to compete with Navios Containers under specified circumstances.

Backstop Agreement: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their redelivery in the first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings, as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates. The Company has recognized a liability of $16,391 ($0 for the same period in 2016), under “Time charter and voyage expenses” in the consolidated statements of operations for the year ended December 31, 2017, which the Company believes represents a reasonable estimate of the loss for the backstop agreements. In 2018 the Company paid to Navios Midstream the amount of $11,489. The backstop commitment for Shinyo Kannika terminated following the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the sale of the latter to Navios Midstream in March 2018.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Option Vessels: In connection with the IPO of Navios Midstream, Navios Acquisition granted options to Navios Midstream, exercisable until November 18, 2016, to purchase seven VLCCs (two of which, the Nave Celeste and the C. Dream were sold to Navios Midstream in June 2015 pursuant to such option) from Navios Acquisition at fair market value. On October 25, 2016, Navios Acquisition extended the option periods on three of the five remaining VLCCs, the Nave Buena Suerte, the Nave Neutrino and the Nave Electron, for an additional two-year period expiring on November 18, 2018. The purchase options pursuant to the extended period do not include any backstop commitments from Navios Acquisition.

Sale of C. Dream and Nave Celeste: On June 18, 2015, Navios Acquisition sold the vessel-owning subsidiaries of the C. Dream and the Nave Celeste to Navios Midstream for a sale price of $100,000 in total. Out of the $100,000 purchase price, $73,000 was paid in cash and the remaining amount was paid through the issuance of 1,592,920 subordinated Series A Units of Navios Midstream. In conjunction with the transaction, Navios Midstream also issued 32,509 general partner units to the General Partner, in order for the General Partner to maintain its 2.0% general partnership interest, for $551.

The Company recognized its incremental investment in Navios Midstream, which amounted to $27,665 under “Investment in affiliates”. The investment was recognized at fair value at $17.02 per unit. The incremental investment included the Company’s share of the basis difference between the fair value and the underlying book value of Navios Midstream’s assets at the transaction date, which amounted to $2,554. Of this difference an amount of $(72) was allocated to the intangibles assets and $2,626 was allocated to the tangible assets. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Midstream’s tangible and intangible assets.

The transaction resulted in a gain on sale of $14,742, of which $5,771 was recognized at the time of sale in the statements of operations under “Gain on sale of vessels” and the remaining $8,971 representing profit of Navios Acquisition’s 60.9% interest in Navios Midstream has been deferred under “Deferred gain on sale of assets” and is being amortized over the vessels’ remaining useful life or until the vessels are sold. Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Midstream or (ii) the Company’s ownership interest in Navios Midstream is reduced.

In connection with the public offerings of common units by Navios Midstream, a pro rata portion of the deferred gain is released to income upon dilution of the Company’s ownership interest in Navios Midstream. As of December 31, 2017 and 2016, the unamortized deferred gain for all vessels and rights sold totaled $7,708 and $8,823, respectively, of which an amount of $979 and $994, respectively, was included in “Deferred revenue”. For the years ended December 31, 2017, 2016 and 2015 Navios Acquisition recognized $1,116, $159 and $11 of the deferred gain, respectively, in “Equity/ (loss) in net earnings of affiliated companies”.

Participation in offerings of affiliates: On July 29, 2016, Navios Midstream launched a continuous offering sales program of its common units for an aggregate offering of up to $25,000. (Refer also to Note 8 “Investment in affiliates”).

On September 30, 2016, December 30, 2016, February 16, 2017 and May 5, 2017 Navios Acquisition entered into securities purchase agreements with Navios Midstream pursuant to which Navios Acquisition made an investment in Navios Midstream by purchasing 5,655, 1,143, 6,446 and 412 general partnership interests, respectively, for a consideration of $75, $14, $79 and $5, respectively, in order to maintain its 2.0% partnership interest in Navios Midstream in light of such continuous offering sales program.

The Company determined, under the equity method, that the issuance of common units of Navios Midstream qualified as a sale of shares by the investee. As a result, a net loss of $54 and $246 was recognized in “Equity/ (loss) in net earnings of affiliated companies” for the years ended December 31, 2017 and December 31, 2016, respectively.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements. See Note 8 for the Investment in Navios Europe I.

Balance due from Navios Europe I as of December 31, 2017 amounted to $19,397 (December 31, 2016: $12,301) which included the Navios Revolving Loans I of $11,770 (December 31, 2016: $7,125), the non-current amount of $3,174 (December 31, 2016: $2,231) related to the accrued interest income earned under the Navios Term Loans I under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans I of $4,453 (December 31, 2016: $2,945) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2017, there was no amount undrawn under the Navios Revolving Loans I.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000. See Note 8 for the Investment in Navios Europe II.

Balance due from Navios Europe II as of December 31, 2017 amounted to $31,091 (December 31, 2016: $16,393) which included the Navios Revolving Loans II of $20,662 (December 31, 2016: $11,602), the non-current amount of $3,750 (December 31, 2016: $2,050) related to the accrued interest income earned under the Navios Term Loans II under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans II of $6,679 (December 31, 2016: $2,741) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2017, the amount undrawn under the Navios Revolving Loans II was $15,003, of which Navios Acquisition may be required to fund an amount ranging from $0 to $15,003.